Financial Obligations (Details 1) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Year ended December 31,
2016	¥ 101,888	$ 15,729
2017	67,412	10,407
2018	65,814	10,160
2019	54,496	8,413
2020	42,418	6,548
Thereafter	77,109	11,903
Total minimum lease payments	409,137	63,160
Less: Amount representing interest	78,153	12,065
Present value of net minimum lease payments	330,984	51,095
Current portion	74,893	11,561
Non-current portion	¥ 256,091	$ 39,534